Cover Page	9 Months Ended
Sep. 30, 2023
Document Type	S-4
Entity Registrant Name	Oncor Electric Delivery Company LLC
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	75-2967830
Entity Address, Address Line One	1616 Woodall Rodgers Fwy
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75202
City Area Code	214
Local Phone Number	486-2000
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001193311
Amendment Flag	false
Entity Primary SIC Number	4911
Business Contact [Member]
Entity Address, Address Line One	1616 Woodall Rodgers Fwy
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75202
City Area Code	214
Local Phone Number	486-2000
Contact Personnel Name	Matthew C. Henry